Concentrations of credit risk (Tables) - Exposure to ten largest borrowers	12 Months Ended
Mar. 31, 2024
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-
funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2023 and March 31, 2024, the exposures are as set forth below.

	As of March 31, 2023
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		%

Consumer Loans	Rs.	4,410,346.6	Rs.	—	Rs.	2,550.8	Rs.	4,412,897.4	22.4
Retail Trade		973,274.3		—		36,013.4		1,009,287.7	5.1
Power		695,716.5		64,805.5		45,576.3		806,098.3	4.1
NBFC		690,783.9		91,595.9		15,995.5		798,375.3	4.1
Financial Institutions		659,117.5		72,068.3		4,435.4		735,621.2	3.7
Consumer Services		581,272.1		3,545.4		123,464.7		708,282.2	3.6
Food and Beverage		566,172.9		1,419.2		49,084.4		616,676.5	3.1
Road Transportation		568,414.2		—		12,512.4		580,926.6	3.0
Coal & Petroleum Products		353,329.8		115,279.8		102,771.3		571,380.9	2.9
Wholesale Trade—Non Industrial		530,057.5		1,988.8		31,887.0		563,933.3	2.9
Automobile & Auto Ancillary		483,658.4		17,656.8		38,921.4		540,236.6	2.7
Real Estate & Property Services		458,906.6		4,691.4		52,228.7		515,826.7	2.6
Wholesale Trade—Industrial		421,900.9		—		70,853.6		492,754.5	2.5
Infrastructure Development		284,690.7		15,220.2		170,452.2		470,363.1	2.4
Engineering		300,745.5		5,596.0		131,956.5		438,298.0	2.2
Agri—Allied		431,581.2		—		2,701.2		434,282.4	2.2
Iron and Steel		360,021.9		12,231.9		61,224.3		433,478.1	2.2
Textiles & Garments		390,883.0		4,984.5		34,729.1		430,596.6	2.2
Telecom		365,112.3		—		42,221.1		407,333.4	2.1
Agri Production—Food		401,720.3		—		1,040.5		402,760.8	2.0
Others (none greater than 2%)		3,490,386.3		92,104.1		719,829.4		4,302,319.8	22.0

Total	Rs.	17,418,092.4	Rs.	503,187.8	Rs.	1,750,449.2	Rs.	19,671,729.4	100.0

	As of March 31, 2024
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		Total		%

			(In millions, except percentages)
Consumer Loans	Rs.	10,191,521.5	Rs.	—	Rs.	468.1	Rs.	10,191,989.6	US$	122,294.1	35.1%
NBFC		1,725,559.7		20,585.6		5,153.7		1,751,299.0		21,013.9	6.0%
Retail Trade		1,085,962.9		—		56,822.6		1,142,785.5		13,712.3	3.9%
Real Estate & Property Services		1,070,220.3		3,495.0		57,556.4		1,131,271.7		13,574.2	3.9%
Consumer Services		860,297.1		—		35,933.7		896,230.8		10,753.9	3.1%
Power		770,473.1		37,706.9		63,452.3		871,632.3		10,458.8	3.0%
Infrastructure Development		450,183.2		6,716.0		336,982.5		793,881.7		9,525.8	2.7%
Food and Beverage		712,895.6		1,405.1		59,163.2		773,463.9		9,280.8	2.7%
Road Transportation		741,738.6		—		11,160.3		752,898.9		9,034.1	2.6%
Others (none greater than 2%)		9,184,195.4		61,578.3		1,477,275.2		10,723,048.9		128,666.3	37.0%

Total	Rs.	26,793,047.4	Rs.	131,486.9	Rs.	2,103,968.0	Rs.	29,028,502.3	US$	348,314.2	100.0%

Fair Value, Concentration of Risk
The Bank’s ten largest exposures as of March 31, 2023 and March 31, 2024, based on the
higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2023
	Funded Exposure		Non-Funded Exposure		Total Exposure

	(In millions)
Borrower 1	Rs.	284,002.5	Rs.	—	Rs.	284,002.5
Borrower 2		220,901.6		1,200.0		222,101.6
Borrower 3		205,801.0		—		205,801.0
Borrower 4		80,344.5		112,144.7		192,489.2
Borrower 5		185,299.0		—		185,299.0
Borrower 6		154,296.7		21,764.8		176,061.5
Borrower 7		155,565.7		60.0		155,625.7
Borrower 8		139,808.3		—		139,808.3
Borrower 9		121,560.0		6,030.3		127,590.3
Borrower 10		112,479.0		15,070.0		127,549.0

	As of March 31, 2024
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure

			(In millions)
Borrower 1	Rs.	301,241.8	Rs.	—	Rs.	301,241.8	US$	3,614.6
Borrower 2		276,973.5		1,200.0		278,173.5		3,337.8
Borrower 3		220,801.0		—		220,801.0		2,649.4
Borrower 4		214,755.0		42.5		214,797.5		2,577.4
Borrower 5		212,970.4		—		212,970.4		2,555.4
Borrower 6		187,963.3		200.0		188,163.3		2,257.8
Borrower 7		175,000.0		28.1		175,028.1		2,100.2
Borrower 8		163,105.7		5,893.4		168,999.1		2,027.8
Borrower 9		47,933.7		112,605.5		160,539.2		1,926.3
Borrower 10		145,250.0		21.0		145,271.0		1,743.1